Intangible Assets, net and Goodwill (Details) - Schedule of changes in the carrying amount of goodwill - Other Intangible Assets [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Goodwill [Line Items]
Balance at beginning of year	$ 32,844,297	$ 41,789,527
Additions due to acquisition of Viridian		5,408,884
Impairment	(31,135,994)	(14,354,114)
Balance at end of year	$ 1,708,303	$ 32,844,297